Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Jun. 30, 2023
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables	As of June 30, 2023 and 2022, accrued liabilities and other payables consisted of the following:
	As of June 30,
	2023	2022
Payroll payables	$92,856	$126,336
Other payables	122,186	102,873
	$215,042	$229,209